Ordinary Shares (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended											4 Months Ended	12 Months Ended
	Nov. 08, 2019 $ / shares shares	Nov. 07, 2019 shares	Oct. 31, 2019 CNY (¥) shares	Aug. 31, 2019 shares	Apr. 30, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2016 ¥ / shares shares	Nov. 30, 2016 ¥ / shares shares	May 31, 2016 ¥ / shares shares	Mar. 31, 2016 ¥ / shares shares	Sep. 30, 2015 ¥ / shares shares	Jun. 30, 2012 ¥ / shares shares	Nov. 30, 2011 ¥ / shares shares	Jan. 31, 2018 ¥ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Ordinary Shares
Authorized share capital | $																$ 50,000
authorized share capital (in shares)				5,000,000,000												500,000,000
Par value (in US dollar per share) | $ / shares															$ 0.0001	$ 0.0001
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)		96,082,700
Preferred shares conversion ratio		1
Shares issued (in shares)																1
Ordinary shares, shares authorized (in shares)				4,326,574,000											0	4,326,574,000
Ordinary shares, shares issued (in shares)				189,388,000											0	233,800,850
Ordinary shares, shares outstanding (in shares)				189,388,000											0	233,800,850
Shares issuable in connection to vested restricted share units (in shares)				63,567,850											61,006,382
Convertible redeemable preferred shares, shares outstanding (in shares)							383,898,240									548,774,240	483,347,240
Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)															(237,849,382)
Share repurchase (in shares)			2,561,468												(2,561,468)
Employee consideration | ¥			¥ 2.3
IPO
Ordinary Shares
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
Ordinary shares increased results of conversion rate	44,521
IPO | ADS
Ordinary Shares
New issuance (in shares)	1,380,000
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
Series A-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				65,307,000											0	62,273,127
Convertible redeemable preferred shares, shares issued (in shares)				65,307,000											0	62,273,127
Convertible redeemable preferred shares, shares outstanding (in shares)				65,307,000			62,273,127								0	62,273,127	62,273,127
New issuance (in shares)				65,307,000									62,273,127
Issuance price per share (in US dollar per share) | ¥ / shares													¥ 0.01
Series A-2 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				101,261,000											0	81,008,717
Convertible redeemable preferred shares, shares issued (in shares)				101,261,000											0	81,008,717
Convertible redeemable preferred shares, shares outstanding (in shares)				101,261,000			81,008,717								0	81,008,717	81,008,717
New issuance (in shares)				101,261,000								81,008,717
Issuance price per share (in US dollar per share) | ¥ / shares												¥ 0.06
Series B-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				250,302,000											0	200,241,529
Convertible redeemable preferred shares, shares issued (in shares)				250,302,000											0	200,241,529
Convertible redeemable preferred shares, shares outstanding (in shares)				250,302,000			200,241,529								0	200,241,529	200,241,529
New issuance (in shares)				250,302,000							200,241,529
Issuance price per share (in US dollar per share) | ¥ / shares											¥ 1.24
Series B-2 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				14,593,000											0	11,674,379
Convertible redeemable preferred shares, shares issued (in shares)				14,593,000											0	11,674,379
Convertible redeemable preferred shares, shares outstanding (in shares)				14,593,000			11,674,379								0	11,674,379	11,674,379
New issuance (in shares)				14,593,000					11,674,379
Issuance price per share (in US dollar per share) | ¥ / shares									¥ 3.21
Series B-3 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				56,105,000											0	19,361,727
Convertible redeemable preferred shares, shares issued (in shares)				56,105,000											0	19,361,727
Convertible redeemable preferred shares, shares outstanding (in shares)				56,105,000			19,361,727								0	19,361,727	19,361,727
New issuance (in shares)				56,105,000	17,215,818	10,027,455		7,220,212			12,141,515
Issuance price per share (in US dollar per share) | ¥ / shares								¥ 3.12			¥ 1.24
Series B-4 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				20,982,000											0	9,338,761
Convertible redeemable preferred shares, shares issued (in shares)				20,982,000											0	9,338,761
Convertible redeemable preferred shares, shares outstanding (in shares)				20,982,000			9,338,761								0	9,338,761	9,338,761
New issuance (in shares)				20,982,000	11,643,239		2,334,688			7,004,073
Issuance price per share (in US dollar per share) | ¥ / shares							¥ 3.21			¥ 3.21
Series C-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)				164,876,000											0	164,876,000
Convertible redeemable preferred shares, shares issued (in shares)				164,876,000											0	164,876,000
Convertible redeemable preferred shares, shares outstanding (in shares)				164,876,000											0	164,876,000	99,449,000
New issuance (in shares)				164,876,000										164,876,000
Issuance price per share (in US dollar per share) | ¥ / shares														¥ 1.53
Class A ordinary shares
Ordinary Shares
Par value (in US dollar per share) | $ / shares	$ 0.0001														$ 0.0001	$ 0.0001
Ordinary shares conversion ratio		1
Ordinary shares, shares authorized (in shares)															4,903,917,300	0
Ordinary shares, shares issued (in shares)															841,275,820	0
Ordinary shares, shares outstanding (in shares)															841,275,820
Number of votes per share | Vote															1
Class A ordinary shares | Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)															141,766,682
New issuance (in shares)															34,500,000
Class A ordinary shares | IPO
Ordinary Shares
New issuance (in shares)	34,500,000
Number of shares issued on conversion	40,044,520
Class B ordinary shares
Ordinary Shares
Par value (in US dollar per share) | $ / shares	$ 0.0001														$ 0.0001
Ordinary shares conversion ratio		1
Shares issued (in shares)															96,082,700
Ordinary shares, shares authorized (in shares)															96,082,700	0
Ordinary shares, shares issued (in shares)															96,082,700	0
Ordinary shares, shares outstanding (in shares)															96,082,700	0
Number of votes per share | Vote															25
Class B ordinary shares | Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)															96,082,700